Basis of Presentation and General Information (Tables)	6 Months Ended
Sep. 30, 2014
Basis of Presentation and General Information
Schedule of wholly-owned subsidiaries

Vessel Owning Subsidiaries

Subsidiary	Type of vessel(2)	Vessel’s name	Built	CBM(1)
CNML LPG Transport LLC	VLGC	Captain Nicholas ML	2008	82,000
CJNP LPG Transport LLC	VLGC	Captain John NP	2007	82,000
CMNL LPG Transport LLC	VLGC	Captain Markos NL	2006	82,000
Grendon Tanker LLC	PGC	LPG Grendon	1996	5,000
Comet LPG Transport LLC	VLGC	Comet	2014	84,000
Corsair LPG Transport LLC	VLGC	Corsair	2014	84,000

Newbuild Vessel Owning Subsidiaries(3)

Subsidiary	Type of vessel(2)	Hull number	Vessel’s Name	Estimated vessel delivery date	CBM(1)
Corvette LPG Transport LLC	VLGC	2658	Corvette	January 2015	84,000
Dorian Houston LPG Transport LLC	VLGC	S750	Cobra	April 2015	84,000
Dorian Shanghai LPG Transport LLC	VLGC	S749	Cougar	May 2015	84,000
Dorian Sao Paulo LPG Transport LLC	VLGC	S753	Continental	June 2015	84,000
Dorian Ulsan LPG Transport LLC	VLGC	S755	Constitution	June 2015	84,000
Concorde LPG Transport LLC	VLGC	2660	Concorde	June 2015	84,000
Dorian Amsterdam LPG Transport LLC	VLGC	S751	Commodore	July 2015	84,000
Dorian Dubai LPG Transport LLC	VLGC	2336	Cresques	August 2015	84,000
Dorian Monaco LPG Transport LLC	VLGC	S756	Cheyenne	September 2015	84,000
Constellation LPG Transport LLC	VLGC	2661	Constellation	September 2015	84,000
Dorian Barcelona LPG Transport LLC	VLGC	S752	Clermont	September 2015	84,000
Dorian Geneva LPG Transport LLC	VLGC	2337	Cratis	October 2015	84,000
Dorian Cape Town LPG Transport LLC	VLGC	S754	Chaparral	November 2015	84,000
Dorian Tokyo LPG Transport LLC	VLGC	2338	Copernicus	November 2015	84,000
Commander LPG Transport LLC	VLGC	2662	Commander	November 2015	84,000
Dorian Explorer LPG Transport LLC	VLGC	S757	Challenger	January 2016	84,000
Dorian Exporter LPG Transport LLC	VLGC	S758	Caravel	January 2016	84,000

Management Subsidiaries

Subsidiary	Incorporation Date
Dorian LPG Management Corp	July 2, 2013
Dorian LPG (USA) LLC (incorporated in USA)	July 2, 2013
Dorian LPG (UK) Ltd (incorporated in UK)	November 18, 2013

Dormant Subsidiaries

Subsidiary	Incorporation Date
SeaCor LPG I LLC	April 26, 2013
SeaCor LPG II LLC	April 26, 2013
Capricorn LPG Transport LLC	November 15, 2013
Constitution LPG Transport LLC	February 17, 2014

(1)           CBM: Cubic meters, a standard measure for LPG tanker capacity.

(2)           Very Large Gas Carrier (“VLGC”), Pressurized Gas Carrier (“PGC”)

(3)           Represents newbuild vessels not yet delivered as of September 30, 2014